Exhibit 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, 2012-A SERIES
Monthly Servicer's Statement
for the month ended November 30, 2012

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	42.65%
From	01-Nov-12	15-Nov-12	17-Dec-12	Floating Allocation Percentage at Month-End	90.26%
To	30-Nov-12	17-Dec-12
Days	30

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-A balances were:		Payment Date	Period	Period
		5/15/2015	11/1/2014	No
Notes	$1,000,000,000.00

Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$257,900,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$3,471,006.41
Series Nominal Liquidation Amount	1,261,371,006.41

Required Participation Amount	$1,261,371,006.41		Accumulation Account
Excess Receivables	$124,542,252.37		Beginning	-

Total Collateral	$1,385,913,258.78		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	138.59%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	32
	Total Pool		LIBOR	0.208000%
Beginning Gross Principal Pool Balance	$3,728,358,626.36		Applicable Margin	0.470000%
Total Principal Collections	$(1,471,024,130.94)			0.678000%
Investment in New Receivables	$1,462,701,828.79
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$0.00		Interest	602,666.67	0.60
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.60
Less Net CMA Offset	$(466,707,385.73)
Less Servicing Adjustment	$(3,825,400.89)		Total Due Investors	602,666.67	0.678000%
Ending Balance	$3,249,503,537.59		Servicing Fee	$1,048,250.00
			Excess Cash Flow	1,412,028.64
SAP for Next Period	42.65%

Average Receivable Balance	$3,258,582,620.33
Monthly Payment Rate	45.14%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	$7,500,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$7,956,551.48
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$7,956,551.48